UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21162
                                   811-09739

Name of Fund: BlackRock Core Principal Protected Fund of
              BlackRock Principal Protected Trust
              Master Large Cap Core Portfolio of Master Large Cap Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Core Principal                                               BLACKROCK
Protected Fund
OF BLACKROCK PRINCIPAL PROTECTED TRUST

SEMI-ANNUAL REPORT
APRIL 30, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ..................................................    3
Semi-Annual Report:
Fund Summary ..............................................................    4
About Fund Performance ....................................................    6
Disclosure of Expenses ....................................................    6
Fund Financial Statements:
    Statement of Assets and Liabilities ...................................    7
    Statement of Operations ...............................................    8
    Statements of Changes in Net Assets ...................................    9
Fund Financial Highlights .................................................   10
Fund Notes to Financial Statements ........................................   14
Officers and Trustees of the Trust ........................................   17
Portfolio Summary .........................................................   18
Master Financial Statements:
    Schedule of Investments ...............................................   19
    Statement of Assets and Liabilities ...................................   22
    Statement of Operations ...............................................   23
    Statements of Changes in Net Assets ...................................   24
Master Financial Highlights ...............................................   24
Master Notes to Financial Statements ......................................   25
Officers and Directors of Master Large Cap Series LLC .....................   28
Additional Information ....................................................   29
Mutual Fund Family ........................................................   31


2        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                       6-month         12-month
=================================================================================================================
U.S. equities (S&P 500 Index)                                                            - 9.64%         - 4.68%
-----------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             -12.92          -10.96
-----------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        - 9.21          - 1.78
-----------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                      + 4.08          + 6.87
-----------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           + 1.47          + 2.79
-----------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      - 0.73          - 0.80
-----------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary                             BlackRock Core Principal Protected Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund underperformed its all-equity benchmark, the Russell 1000 Index, for the period. Throughout the six months, the Fund's equity allocation remained at 100% of net assets and the fixed income allocation at 0%.

      What factors influenced performance?

o Broadly speaking, the Fund's underperformance for the period resulted from both asset allocation and stock selection factors.

o Unfavorable asset allocation decisions included overweight positions versus the benchmark in health care and information technology (IT), and an underweight in consumer staples. Our stock picks in health care (mainly health care providers) and IT (especially in semiconductor and software names) had the greatest negative impact on relative returns. Security selection in consumer staples and consumer discretionary (notably hotels and restaurants, specialty retailers and luxury goods providers) also detracted from performance.

o An overweight in the energy sector proved advantageous, but was overshadowed by disappointing stock selection among oil and gas names. The underperformance was concentrated among oil refiners, whose profit margins were compressed by higher oil prices.

o On the positive side, a significant underweight in financials (particularly capital markets, commercial banks and consumer finance) and an underweight in telecommunication services (primarily in wireless telecommunication services) benefited the Fund's comparative performance for the period.

      Describe recent portfolio activity.

o During the period, we increased the Fund's exposure to the energy and health care sectors. We reduced exposure to the financials and consumer discretionary sectors.

o Among our largest purchases were Occidental Petroleum Corp., Texas Instruments, Inc., Best Buy Co., Inc., Biogen Idec, Inc. and The NASDAQ OMX Group, Inc. Our largest sales for the period included Cisco Systems, Inc., American International Group, Inc., Mosaic Co., Southern Copper Corp. and Apollo Group, Inc.

      Describe Fund positioning at period-end.

o On April 30, 2008, the Fund remained 100% invested in equities and was overweight relative to the equity benchmark in IT, health care, energy and consumer discretionary, and underweight in financials, consumer staples, utilities and telecommunication services.

o We continue to expect lackluster U.S. economic growth over the next several quarters as counteracting forces prevent both an outright recession and a return to its historical trend or above-trend growth. While inflationary problems do exist in some emerging markets, we expect inflationary pressures in the U.S. to diminish in the months ahead, particularly since the credit squeeze and housing bust are both deflationary forces and the economy continues to operate below its potential. We recognize that economic risks remain and the rally in global equity prices late in the semi-annual period may have advanced to the point at which some additional corrective action could take place. In our view, however, the broad economic, corporate earnings and inflationary backdrop should benefit most market sectors and act as a foundation for improved market conditions, which we believe has already begun to fall into place.

Expense Example

                                          Actual                                                   Hypothetical**
                   ------------------------------------------------------     ------------------------------------------------------
                       Beginning          Ending                                  Beginning          Ending
                     Account Value     Account Value      Expenses Paid         Account Value     Account Value      Expenses Paid
                   November 1, 2007   April 30, 2008   During the Period*     November 1, 2007   April 30, 2008   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ....      $1,000           $   838.70        $    7.73              $1,000         $   1,016.50      $    8.47
Investor A .......      $1,000           $   838.80        $    8.50              $1,000         $   1,015.65      $    9.32
Investor B .......      $1,000           $   835.10        $   12.00              $1,000         $   1,011.82      $   13.16
Investor C .......      $1,000           $   834.90        $   12.00              $1,000         $   1,011.82      $   13.16
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.69% for Institutional, 1.86% for Investor A, 2.63% for Investor B and 2.63% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests significantly in a master portfolio, the expense table example reflects the expenses of both the fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Merrill Lynch U.S. Corporate Master Index, Lehman Brothers U.S. Aggregate Index and the Russell 1000(R) Index. Values are from February 28, 2003 to April 2008:

                                                        Merrill Lynch      Lehman Brothers
                        Institutional    Investor A    U.S. Corporate        U.S Aggregate       Russell 1000(R)
                             Shares*+      Shares*+    Master Index++             Index+++             Index++++
  2/28/03                   **$10,000        $9,475           $10,000              $10,000               $10,000
  4/03                        $10,200        $9,665           $10,199              $10,075               $10,919
  4/04                        $11,369       $10,740           $10,583              $10,258               $13,529
  4/05                        $12,217       $11,514           $11,197              $10,798               $14,503
  4/06                        $15,076       $14,167           $11,198              $10,874               $16,926
  4/07                        $16,792       $15,745           $12,138              $11,674               $19,492
  4/08                        $14,565       $13,638           $12,473              $12,476               $18,592

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ The Fund invests all of its equity component assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes blends growth and value.
++ This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities.
+++ This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity.
++++ This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Russell 1000 and Russell 3000 are registered trademarks of the Frank Russell Company.

      Past performance is not indicative of future results.

Performance Summary for the Period Ended April 30, 2008

                                                                          Average Annual Total Returns*
                                                          -------------------------------------------------------------
                                                                 1 Year              5 Years          Since Inception**
                                                          ------------------   ------------------    ------------------
                                             6-Month      w/o sales  w/sales   w/o sales  w/sales    w/o sales  w/sales
                                          Total Returns    charge    charge     charge    charge      charge    charge
-----------------------------------------------------------------------------------------------------------------------
Institutional ...........................    -16.13%      -13.27%       --     + 7.38%       --       + 7.55%      --
Investor A ..............................    -16.12       -13.38    -17.93%    + 7.13     +5.98%      + 7.30    +6.19%
Investor B ..............................    -16.49       -14.13    -17.32     + 6.31     +6.04       + 6.49    +6.36
Investor C ..............................    -16.51       -14.08    -14.79     + 6.31     +6.31       + 6.48    +6.48
Merrill Lynch U.S. Corporate Master Index    + 1.31       + 2.77        --     + 4.11        --       + 4.37       --
Lehman Brothers U.S. Aggregate Index ....    + 4.08       + 6.87        --     + 4.37        --       + 4.37       --
Russell 1000 Index ......................    - 9.54       - 4.62        --     +11.23        --       +12.75       --
-----------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on 2/28/03.

      Past performance is not indicative of future results.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Statement of Assets and Liabilities      BlackRock Core Principal Protected Fund

April 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value -- Master Large Cap Core Portfolio (the "Portfolio") (cost -- $97,674,350) ...................    $ 112,419,837
Prepaid expenses .................................................................................................              918
                                                                                                                      -------------
Total assets .....................................................................................................      112,420,755
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Distribution fees payable ........................................................................................           86,081
Financial warranty fees payable ..................................................................................           58,536
Investment advisory fees payable .................................................................................           27,011
Other affiliates payable .........................................................................................           17,977
Officer payable ..................................................................................................               60
Other accrued expenses payable ...................................................................................           10,838
                                                                                                                      -------------
Total liabilities ................................................................................................          200,503
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .......................................................................................................    $ 112,220,252
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital, unlimited shares of no par value authorized .....................................................    $ 103,083,654
Accumulated net investment loss ..................................................................................         (804,971)
Accumulated net realized loss allocated from the Portfolio .......................................................       (4,803,918)
Net unrealized appreciation/depreciation allocated from the Portfolio ............................................       14,745,487
                                                                                                                      -------------
Net Assets .......................................................................................................    $ 112,220,252
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $2,527,394 and 282,678 shares outstanding ................................    $        8.94
                                                                                                                      =============
Investor A -- Based on net assets of $8,440,667 and 946,693 shares outstanding ...................................    $        8.92
                                                                                                                      =============
Investor B -- Based on net assets of $60,938,113 and 6,957,755 shares outstanding ................................    $        8.76
                                                                                                                      =============
Investor C -- Based on net assets of $40,314,078 and 4,591,891 shares outstanding ................................    $        8.78
                                                                                                                      =============

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        7

Statement of Operations                  BlackRock Core Principal Protected Fund

Six Months Ended April 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Investment income allocated from the Portfolio:
    Dividends .....................................................................................................    $    825,222
    Securities lending ............................................................................................          42,282
    Interest from affiliates ......................................................................................             188
    Expenses ......................................................................................................        (319,311)
                                                                                                                       ------------
Total income ......................................................................................................         548,381
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ...............................................................................................         490,370
Service -- Investor A .............................................................................................          11,591
Service and distribution -- Investor B ............................................................................         357,277
Service and distribution -- Investor C ............................................................................         233,322
Transfer agent -- Institutional ...................................................................................           2,103
Transfer agent -- Investor A ......................................................................................           2,659
Transfer agent -- Investor B ......................................................................................          29,068
Transfer agent -- Investor C ......................................................................................          17,749
Financial warranty ................................................................................................         408,642
Professional ......................................................................................................          28,962
Accounting services ...............................................................................................          24,521
Printing ..........................................................................................................          23,439
Officer and Trustees ..............................................................................................           9,913
Custodian .........................................................................................................           7,143
Miscellaneous .....................................................................................................           7,417
                                                                                                                       ------------
Total expenses ....................................................................................................       1,654,176
Less fees waived by advisor .......................................................................................        (300,824)
                                                                                                                       ------------
Total expenses after waiver .......................................................................................       1,353,352
                                                                                                                       ------------
Net investment loss ...............................................................................................        (804,971)
                                                                                                                       ------------
===================================================================================================================================
Realized and Unrealized Loss Allocated from the Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Realized loss from investments ....................................................................................      (4,742,836)
Net change in unrealized appreciation/depreciation on investments .................................................     (19,942,361)
                                                                                                                       ------------
Total realized and unrealized loss ................................................................................     (24,685,197)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ..............................................................    $(25,490,168)
                                                                                                                       ============

See Notes to Financial Statements.


8        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Statements of Changes in Net Assets      BlackRock Core Principal Protected Fund

                                                                                                       Six Months
                                                                                                         Ended
                                                                                                       April 30,        Year Ended
                                                                                                          2008         October 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss ............................................................................    $    (804,971)    $  (2,344,585)
Net realized gain (loss) .......................................................................       (4,742,836)       28,813,525
Net change in unrealized appreciation/depreciation .............................................      (19,942,361)       (7,026,733)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (25,490,168)       19,442,207
                                                                                                    -------------------------------
===================================================================================================================================
Distributions to Shareholders from:
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain:
    Institutional ..............................................................................         (725,018)         (517,532)
    Investor A .................................................................................       (1,917,311)       (1,289,442)
    Investor B .................................................................................      (14,392,766)       (9,019,454)
    Investor C .................................................................................       (9,494,920)       (5,717,830)
                                                                                                    -------------------------------
Decrease in net assets resulting from distributions to shareholders ............................      (26,530,015)      (16,544,258)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial interest transactions ............        2,200,967       (26,933,904)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...................................................................      (49,819,216)      (24,035,955)
Beginning of period ............................................................................      162,039,468       186,075,423
                                                                                                    -------------------------------
End of period ..................................................................................    $ 112,220,252     $ 162,039,468
                                                                                                    ===============================
End of period accumulated net investment loss ..................................................    $    (804,971)               --
                                                                                                    ===============================

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        9

Financial Highlights                     BlackRock Core Principal Protected Fund

                                                                                    Institutional
                                                   ---------------------------------------------------------------------------------
                                                   Six Months                                                             Period
                                                     Ended                                                              February 28,
                                                    April 30,                   Year Ended October 31,                    2003 1 to
                                                      2008       ----------------------------------------------------   October 31,
                                                   (Unaudited)      2007          2006          2005           2004        2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............. $   13.02     $   12.66     $   11.66     $   11.48      $   11.34   $   10.00
                                                   ---------------------------------------------------------------------------------
Net investment income (loss) .....................     (0.02) 2      (0.06) 2      (0.06) 2         -- 2,3       0.04        0.03
Net realized and unrealized gain (loss) ..........     (1.81)         1.56          1.88          1.31           0.45        1.31
                                                   ---------------------------------------------------------------------------------
Net increase (decrease) from investment operations     (1.83)         1.50          1.82          1.31           0.49        1.34
                                                   ---------------------------------------------------------------------------------
Distributions from net realized gain .............     (2.25)        (1.14)        (0.82)        (1.13)         (0.35)         --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ................... $    8.94     $   13.02     $   12.66     $   11.66      $   11.48   $   11.34
                                                   =================================================================================
====================================================================================================================================
Total Investment Return 4
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................    (16.13%) 5     12.73%        16.25%        11.88%          4.44%      13.40% 5
                                                   =================================================================================
====================================================================================================================================
Ratios to Average Net Assets 6
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................      1.69% 7       1.61%         1.55%         1.58%          1.58%       1.75% 7
                                                   =================================================================================
Total expenses ...................................      2.15% 7       2.07%         2.02%         2.00%          1.91%       2.01% 7
                                                   =================================================================================
Net investment income (loss) .....................    (0.34%) 7      (0.44%)       (0.47%)       (0.01%)         0.39%       0.35% 7
                                                   =================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................. $   2,527     $   4,354     $   5,824     $   7,034      $   9,893   $  14,290
                                                   =================================================================================
Portfolio turnover of the Fund ...................         0%            0%            0%          186%           167%        175%
                                                   =================================================================================
Portfolio turnover of the Portfolio ..............        52%           96%           88%           94%           135%        139%
                                                   =================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than $(0.01) per share.
4     Total investment returns exclude the effect of any sales charges.
5     Aggregate total investment return.
6 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
7     Annualized.

See Notes to Financial Statements.


10        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Financial Highlights (continued)         BlackRock Core Principal Protected Fund

                                                                                     Investor A
                                                   ---------------------------------------------------------------------------------
                                                   Six Months                                                             Period
                                                     Ended                                                              February 28,
                                                    April 30,                   Year Ended October 31,                    2003 1 to
                                                      2008       ----------------------------------------------------   October 31,
                                                   (Unaudited)      2007          2006          2005           2004        2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............. $   12.96     $   12.64     $   11.63     $   11.44      $   11.32   $   10.00
                                                   ---------------------------------------------------------------------------------
Net investment income (loss) .....................     (0.03) 2      (0.08) 2      (0.11) 2      (0.03) 2        0.01        0.01
Net realized and unrealized gain (loss) ..........     (1.79)         1.54          1.90          1.31           0.44        1.31
                                                   ---------------------------------------------------------------------------------
Net increase (decrease) from investment operations     (1.82)         1.46          1.79          1.28           0.45        1.32
                                                   ---------------------------------------------------------------------------------
Distributions from net realized gain .............     (2.22)        (1.14)        (0.78)        (1.09)         (0.33)         --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ................... $    8.92     $   12.96     $   12.64     $   11.63      $   11.44   $   11.32
                                                   =================================================================================
====================================================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................    (16.12%) 4     12.41%        16.02%        11.62%          4.14%      13.20% 4
                                                   =================================================================================
====================================================================================================================================
Ratios to Average Net Assets 5
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................      1.86% 6       1.83%         1.80%         1.83%          1.83%      2.00% 6
                                                   =================================================================================
Total expenses ...................................      2.32% 6       2.29%         2.27%         2.25%          2.16%      2.26% 6
                                                   =================================================================================
Net investment income (loss) .....................     (0.54%)6      (0.66%)       (0.74%)       (0.26%)         0.13%      0.10% 6
                                                   =================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................. $   8,441     $  11,436     $  15,414     $   7,932      $  11,534   $  18,674
                                                   =================================================================================
Portfolio turnover of the Fund ...................         0%            0%            0%          186%           167%        175%
                                                   =================================================================================
Portfolio turnover of the Portfolio ..............        52%           96%           88%           94%           135%        139%
                                                   =================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
6     Annualized.

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        11

Financial Highlights (continued)         BlackRock Core Principal Protected Fund

                                                                                      Investor B
                                                   ---------------------------------------------------------------------------------
                                                   Six Months                                                            Period
                                                     Ended                                                             February 28,
                                                    April 30,                   Year Ended October 31,                   2003 1 to
                                                      2008       ---------------------------------------------------   October 31,
                                                   (Unaudited)      2007          2006          2005          2004        2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............. $   12.71     $   12.50     $   11.51     $   11.33     $   11.26   $   10.00
                                                   ---------------------------------------------------------------------------------
Net investment loss ..............................     (0.06) 2      (0.18) 2      (0.19) 2      (0.12) 2      (0.07)      (0.05)
Net realized and unrealized gain (loss) ..........     (1.77)         1.53          1.87          1.30          0.44        1.31
                                                   ---------------------------------------------------------------------------------
Net increase (decrease) from investment operations     (1.83)         1.35          1.68          1.18          0.37        1.26
                                                   ---------------------------------------------------------------------------------
Distributions from net realized gain .............     (2.12)        (1.14)        (0.69)        (1.00)        (0.30)         --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ................... $    8.76     $   12.71     $   12.50     $   11.51     $   11.33   $   11.26
                                                   =================================================================================
====================================================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................    (16.49%) 4     11.61%        15.11%        10.81%         3.36%      12.60% 4
                                                   =================================================================================
====================================================================================================================================
Ratios to Average Net Assets 5
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................      2.63% 6       2.60%         2.56%         2.59%         2.58%       2.76% 6
                                                   =================================================================================
Total expenses ...................................      3.09% 6       3.06%         3.03%         3.01%         2.91%       3.03% 6
                                                   =================================================================================
Net investment loss ..............................     (1.31%) 6     (1.44%)       (1.48%)       (1.07%)       (0.59%)     (0.68%) 6
                                                   =================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................. $  60,938     $  88,104     $ 100,974     $ 118,858     $ 130,014   $ 145,568
                                                   =================================================================================
Portfolio turnover of the Fund ...................         0%            0%            0%          186%          167%        175%
                                                   =================================================================================
Portfolio turnover of the Portfolio ..............        52%           96%           88%           94%          135%        139%
                                                   =================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
6     Annualized.

See Notes to Financial Statements.


12        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Financial Highlights (concluded)         BlackRock Core Principal Protected Fund

                                                                                     Investor C
                                                   ---------------------------------------------------------------------------------
                                                   Six Months                                                             Period
                                                     Ended                                                              February 28,
                                                    April 30,                   Year Ended October 31,                    2003 1 to
                                                      2008       ----------------------------------------------------   October 31,
                                                   (Unaudited)      2007          2006          2005           2004        2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............. $   12.74     $   12.52     $   11.53     $   11.33     $   11.26   $   10.00
                                                   ---------------------------------------------------------------------------------
Net investment loss ..............................     (0.06) 2      (0.18) 2      (0.18) 2      (0.12) 2      (0.07)      (0.05)
Net realized and unrealized gain (loss) ..........     (1.78)         1.54          1.86          1.30          0.44        1.31
                                                   ---------------------------------------------------------------------------------
Net increase (decrease) from investment operations     (1.84)         1.36          1.68          1.18          0.37        1.26
                                                   ---------------------------------------------------------------------------------
Distributions from net realized gain .............     (2.12)        (1.14)        (0.69)        (0.98)        (0.30)         --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ................... $    8.78     $   12.74     $   12.52     $   11.53     $   11.33   $   11.26
                                                   =================================================================================
====================================================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................    (16.51%) 4     11.67%        15.03%        10.83%         3.37%      12.60% 4
                                                   =================================================================================
====================================================================================================================================
Ratios to Average Net Assets 5
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................      2.63% 6       2.60%         2.56%         2.59%         2.59%       2.76% 6
                                                   =================================================================================
Total expenses ...................................      3.08% 6       3.06%         3.03%         3.01%         2.91%       3.03% 6
                                                   =================================================================================
Net investment loss ..............................    (1.30%) 6      (1.44%)       (1.48%)       (1.05%)       (0.61%)     (0.68%) 6
                                                   =================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................. $  40,314     $  58,146     $  63,864     $  69,261     $  82,398   $ 108,700
                                                   =================================================================================
Portfolio turnover of the Fund ...................         0%            0%            0%          186%          167%        175%
                                                   =================================================================================
Portfolio turnover of the Portfolio ..............        52%           96%           88%           94%          135%        139%
                                                   =================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
6     Annualized.

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        13

Notes to Financial Statements (Unaudited)
                                         BlackRock Core Principal Protected Fund

1. Significant Accounting Policies:

BlackRock Core Principal Protected Fund (the "Fund") is a series of BlackRock Principal Protected Trust ("the Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all or a portion of its assets in Master Large Cap Core Portfolio (the "Portfolio"), which is a series of Master Large Cap Series LLC. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at April 30, 2008 was 2.5%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006.The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.


14        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

                                         BlackRock Core Principal Protected Fund

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The advisor is currently evaluating the implications of FAS 161 and the impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administrative services. For such services, the Fund pays a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor has contractually agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays the Advisor indirectly through its investment in the Portfolio. For the six months ended April 30, 2008, the Advisor earned fees of $490,370, of which $300,824 was waived. This amount is shown on the Statement of Operations as fees waived by the Advisor. In addition, the Advisor has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or service fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable. For the six months ended April 30, 2008, the Fund reimbursed the Advisor $1,000 for certain accounting services, which are included in accounting services in the Statement of Operations.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Investor A ..................................        0.25%               --
Investor B ..................................        0.25%             0.75%
Investor C ..................................        0.25%             0.75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the six months ended April 30, 2008, affiliates received contingent deferred sales charges of $80,274 and $792 relating to transactions in Investor B and Investor C Shares, respectively.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended April 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ..................................................    $   48
Investor A .....................................................    $  133
Investor B .....................................................    $1,098
Investor C .....................................................    $  708


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        15

Notes to Financial Statements (concluded)
                                         BlackRock Core Principal Protected Fund

The Trust, on behalf of the Fund, and the Advisor have entered into a Financial Guarantee Agreement with Ambac Assurance Corporation ("Ambac"). The Financial Guarantee Agreement is intended to make sure that on the Guaranteed Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Guarantee Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to Ambac, under the Financial Guarantee Agreement, an annual fee equal to .625% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guaranteed Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, Ambac will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to each shareholder's Guaranteed Amount.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock, Inc. or its affiliates.

3. Beneficial Interest Transactions:

Transactions in beneficial interest for each class were as follows:

                                                                         Six Months Ended                    Year Ended
                                                                          April 30, 2008                  October 31, 2007
                                                                  -----------------------------     -----------------------------
                                                                     Shares           Amount           Shares           Amount
---------------------------------------------------------------------------------------------------------------------------------
Institutional
---------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of distributions          20,910     $    212,860           13,375     $    158,359
Shares redeemed ..............................................         (72,721)        (725,795)        (138,956)      (1,716,843)
                                                                  -----------------------------     -----------------------------
Net decrease .................................................         (51,811)    $   (512,935)        (125,581)    $ (1,558,484)
                                                                  =============================     =============================
---------------------------------------------------------------------------------------------------------------------------------
Investor A
---------------------------------------------------------------------------------------------------------------------------------
Shares issued ................................................              --               --              306     $      9,670
Shares issued to shareholders in reinvestment of distributions         178,715     $  1,815,674          102,594        1,212,660
                                                                  -----------------------------     -----------------------------
Total issued .................................................         178,715        1,815,674          102,900        1,222,330
Shares redeemed ..............................................        (114,178)      (1,125,137)        (440,665)      (5,456,895)
                                                                  -----------------------------     -----------------------------
Net increase (decrease) ......................................          64,537     $    690,537         (337,765)    $ (4,234,565)
                                                                  =============================     =============================
---------------------------------------------------------------------------------------------------------------------------------
Investor B
---------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of distributions       1,300,489       13,017,895          705,931     $  8,231,154
Shares redeemed ..............................................      (1,274,903)     (11,813,447)      (1,853,518)     (22,564,691)
                                                                  -----------------------------     -----------------------------
Net increase (decrease) ......................................          25,586     $  1,204,448       (1,147,587)    $(14,333,537)
                                                                  =============================     =============================
---------------------------------------------------------------------------------------------------------------------------------
Investor C
---------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of distributions         884,625     $  8,872,472          458,599     $  5,361,026
Shares redeemed ..............................................        (857,529)      (8,053,555)        (993,765)     (12,168,344)
                                                                  -----------------------------     -----------------------------
Net increase (decrease) ......................................          27,096     $    818,917         (535,166)    $ (6,807,318)
                                                                  =============================     =============================


16        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Officers and Trustees of the Trust

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        17

Portfolio Summary       Master Large Cap Core Portfolio

As of April 30, 2008

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. .......................................................     5%
Chevron Corp. ...........................................................     3
Microsoft Corp. .........................................................     2
International Business Machines Corp. ...................................     2
ConocoPhillips ..........................................................     2
Pfizer, Inc. ............................................................     2
Hewlett-Packard Co. .....................................................     2
Oracle Corp. ............................................................     2
Occidental Petroleum Corp. ..............................................     2
Johnson & Johnson .......................................................     2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .............................................    17%
Health Care Providers & Services ........................................     8
Computers & Peripherals .................................................     8
Software ................................................................     7
Specialty Retail ........................................................     6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ..................................................    25%
Health Care .............................................................    19
Energy ..................................................................    18
Industrials .............................................................    13
Consumer Discretionary ..................................................    11
Financials ..............................................................     7
Materials ...............................................................     4
Consumer Staples ........................................................     2
Telecommunication Services ..............................................     1
--------------------------------------------------------------------------------
      For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.


18        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)
                                                 Master Large Cap Core Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Consumer Discretionary -- 11.2%
Household Durables -- 0.1%
NVR, Inc. (a)                                           10,000   $    6,135,000
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 1.0%
Expedia, Inc. (a)(b)                                 1,830,000       46,225,800
-------------------------------------------------------------------------------
Media -- 2.7%
Omnicom Group Inc.                                   1,050,000       50,127,000
Walt Disney Co. (b)                                  2,140,000       69,400,200
                                                                 --------------
                                                                    119,527,200
-------------------------------------------------------------------------------
Specialty Retail -- 6.2%
AutoZone, Inc. (a)                                     360,000       43,470,000
Best Buy Co., Inc. (b)                               1,120,000       48,182,400
GameStop Corp. Class A (a)(b)                          840,000       46,233,600
The Gap, Inc.                                        2,680,000       49,901,600
RadioShack Corp. (b)                                 2,060,800       28,645,120
Ross Stores, Inc.                                      370,000       12,391,300
TJX Cos., Inc.                                       1,500,000       48,330,000
                                                                 --------------
                                                                    277,154,020
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.2%
Nike, Inc. Class B (b)                                 780,000       52,104,000
-------------------------------------------------------------------------------
Total Consumer Discretionary                                        501,146,020
===============================================================================
Consumer Staples -- 1.9%
Beverages -- 0.3%
Coca-Cola Enterprises, Inc.                            260,000        5,850,000
Pepsi Bottling Group, Inc.                             240,000        8,090,400
                                                                 --------------
                                                                     13,940,400
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.1%
BJ's Wholesale Club, Inc. (a)(b)                       180,000        6,861,600
-------------------------------------------------------------------------------
Household Products -- 0.7%
The Procter & Gamble Co.                               440,000       29,502,000
-------------------------------------------------------------------------------
Personal Products -- 0.8%
Herbalife Ltd.                                         840,000       36,775,200
-------------------------------------------------------------------------------
Total Consumer Staples                                               87,079,200
===============================================================================
Energy -- 18.1%
Energy Equipment & Services -- 1.1%
ENSCO International, Inc.                              760,000       48,434,800
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 17.0%
Anadarko Petroleum Corp.                               470,000       31,283,200
Apache Corp.                                           450,000       60,606,000
Chevron Corp. (b)                                    1,210,000      116,341,500
ConocoPhillips                                       1,100,000       94,765,000
Devon Energy Corp.                                     310,000       35,154,000
Exxon Mobil Corp.                                    2,260,000      210,338,200
Frontier Oil Corp.                                   1,210,000       30,068,500
Marathon Oil Corp.                                     480,000       21,873,600
Noble Energy, Inc. (b)                                 550,000       47,850,000
Occidental Petroleum Corp. (b)                         850,000       70,728,500
Valero Energy Corp.                                    940,000       45,919,000
                                                                 --------------
                                                                    764,927,500
-------------------------------------------------------------------------------
Total Energy                                                        813,362,300
===============================================================================
Financials -- 7.2%
Consumer Finance -- 1.1%
Capital One Financial Corp.                            890,000       47,170,000
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.4%
Bank of America Corp.                                  290,000       10,886,600
JPMorgan Chase & Co.                                   160,000        7,624,000
                                                                 --------------
                                                                     18,510,600
-------------------------------------------------------------------------------
Insurance -- 5.7%
ACE Ltd.                                               330,000       19,895,700
The Allstate Corp. (b)                               1,080,000       54,388,800
Chubb Corp.                                            980,000       51,910,600
MetLife, Inc.                                          950,000       57,807,500
The Travelers Cos., Inc.                             1,110,000       55,944,000
UnumProvident Corp. (b)                                750,000       17,407,500
                                                                 --------------
                                                                    257,354,100
-------------------------------------------------------------------------------
Total Financials                                                    323,034,700
===============================================================================
Health Care -- 19.1%
Biotechnology -- 1.1%
Biogen Idec, Inc. (a)(b)                               840,000       50,979,600
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 3.1%
Baxter International, Inc.                             930,000       57,957,600
C.R. Bard, Inc.                                        530,000       49,910,100
Kinetic Concepts, Inc. (a)                             842,200       33,401,652
                                                                 --------------
                                                                    141,269,352
-------------------------------------------------------------------------------
Health Care Providers & Services -- 8.4%
Aetna, Inc.                                          1,150,000       50,140,000
AmerisourceBergen Corp.                                700,000       28,385,000
Cigna Corp.                                            490,000       20,927,900
Coventry Health Care, Inc. (a)(b)                      810,000       36,231,300
Express Scripts, Inc. (a)(b)                           710,000       49,714,200
Humana, Inc. (a)                                     1,000,000       47,790,000
Lincare Holdings, Inc. (a)                           1,010,000       24,583,400
McKesson Corp.                                         150,000        7,818,000
Medco Health Solutions, Inc. (a)                     1,070,000       53,007,800
UnitedHealth Group, Inc.                               170,000        5,547,100
WellPoint, Inc. (a)                                  1,070,000       53,232,500
                                                                 --------------
                                                                    377,377,200
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 1.4%
Applera Corp. -- Applied Biosystems Group              160,000        5,105,600
Invitrogen Corp. (a)                                   210,000       19,649,700
Waters Corp. (a)                                       590,000       36,261,400
                                                                 --------------
                                                                     61,016,700
-------------------------------------------------------------------------------
Pharmaceuticals -- 5.1%
Eli Lilly & Co.                                      1,180,000       56,805,200
Forest Laboratories, Inc. (a)                          320,000       11,107,200
Johnson & Johnson                                    1,040,000       69,773,600
Pfizer, Inc.                                         4,570,000       91,902,700
                                                                 --------------
                                                                    229,588,700
-------------------------------------------------------------------------------
Total Health Care                                                   860,231,552
===============================================================================

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        19

Schedule of Investments (continued)              Master Large Cap Core Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares         Value
===============================================================================
Industrials -- 12.6%
Aerospace & Defense -- 3.9%
Honeywell International, Inc.                          240,000   $   14,256,000
L-3 Communications Holdings, Inc.                      440,000       49,038,000
Lockheed Martin Corp. (b)                              560,000       59,382,400
Raytheon Co.                                           850,000       54,374,500
                                                                 --------------
                                                                    177,050,900
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.1%
Allied Waste Industries, Inc. (a)                      620,700        7,671,852
The Brink's Co.                                         30,000        2,182,500
Waste Management, Inc.                               1,120,000       40,432,000
                                                                 --------------
                                                                     50,286,352
-------------------------------------------------------------------------------
Electrical Equipment -- 1.0%
Rockwell Automation, Inc. (b)                          790,000       42,841,700
-------------------------------------------------------------------------------
Industrial Conglomerates -- 1.5%
General Electric Co.                                 2,040,000       66,708,000
-------------------------------------------------------------------------------
Machinery -- 4.9%
AGCO Corp. (a)                                         700,000       42,091,000
Cummins, Inc.                                          590,000       36,963,500
Deere & Co.                                            650,000       54,645,500
Dover Corp.                                            410,000       20,282,700
Flowserve Corp.                                         90,000       11,168,100
Parker Hannifin Corp.                                  630,000       50,305,500
Toro Co. (b)                                           140,000        5,934,600
                                                                 --------------
                                                                    221,390,900
-------------------------------------------------------------------------------
Road & Rail -- 0.2%
Ryder System, Inc.                                     130,000        8,901,100
-------------------------------------------------------------------------------
Total Industrials                                                   567,178,952
===============================================================================
Information Technology -- 24.8%
Communications Equipment -- 1.3%
Cisco Systems, Inc. (a)                                290,000        7,435,600
Juniper Networks, Inc. (a)(b)                        1,880,000       51,925,600
                                                                 --------------
                                                                     59,361,200
-------------------------------------------------------------------------------
Computers & Peripherals -- 7.6%
Hewlett-Packard Co.                                  1,770,000       82,039,500
International Business Machines Corp.                  820,000       98,974,000
Lexmark International, Inc. Class A (a)(b)             380,000       11,928,200
Seagate Technology                                   2,550,000       48,118,500
Sun Microsystems, Inc. (a)                           3,250,000       50,895,000
Western Digital Corp. (a)                            1,680,000       48,703,200
                                                                 --------------
                                                                    340,658,400
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.7%
Avnet, Inc. (a)                                        760,000       19,904,400
Mettler Toledo International, Inc. (a)                 130,000       12,383,800
                                                                 --------------
                                                                     32,288,200
-------------------------------------------------------------------------------
IT Services -- 2.7%
Accenture Ltd. Class A                               1,360,000       51,068,000
Computer Sciences Corp. (a)                            792,900       34,562,511
Electronic Data Systems Corp.                        1,770,000       32,851,200
                                                                 --------------
                                                                    118,481,711
-------------------------------------------------------------------------------
Office Electronics -- 0.8%
Xerox Corp.                                          2,580,000       36,042,600
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 4.5%
Integrated Device Technology, Inc. (a)               1,340,000       14,324,600
Intersil Corp. Class A                                 330,000        8,817,600
KLA-Tencor Corp. (b)                                   780,000       34,070,400
Novellus Systems, Inc. (a)                           1,780,000       38,910,800
Texas Instruments, Inc. (b)                          1,950,000       56,862,000
Xilinx, Inc.                                         2,030,000       50,283,100
                                                                 --------------
                                                                    203,268,500
-------------------------------------------------------------------------------
Software -- 7.2%
BMC Software, Inc. (a)                               1,390,000       48,316,400
CA, Inc.                                               890,000       19,704,600
Compuware Corp. (a)                                  1,620,000       12,214,800
McAfee, Inc. (a)                                     1,280,000       42,560,000
Microsoft Corp.                                      3,530,000      100,675,600
Oracle Corp. (a)                                     3,510,000       73,183,500
Symantec Corp. (a)(b)                                  400,000        6,888,000
Synopsys, Inc. (a)                                     930,000       21,492,300
                                                                 --------------
                                                                    325,035,200
-------------------------------------------------------------------------------
Total Information Technology                                      1,115,135,811
===============================================================================
Materials -- 3.7%
Chemicals -- 0.5%
Eastman Chemical Co.                                   141,900       10,429,650
Monsanto Co.                                            90,000       10,261,800
                                                                 --------------
                                                                     20,691,450
-------------------------------------------------------------------------------
Containers & Packaging -- 1.4%
Owens-Illinois, Inc. (a)                               740,000       40,811,000
Packaging Corp. of America (b)                         910,000       20,001,800
                                                                 --------------
                                                                     60,812,800
-------------------------------------------------------------------------------
Metals & Mining -- 0.8%
Nucor Corp.                                            490,000       36,995,000
-------------------------------------------------------------------------------
Paper & Forest Products -- 1.0%
International Paper Co. (b)                          1,750,000       45,797,500
-------------------------------------------------------------------------------
Total Materials                                                     164,296,750
===============================================================================
Telecommunication Services -- 1.5%
Diversified Telecommunication Services -- 1.5%
AT&T Inc.                                              910,000       35,226,100
Qwest Communications International Inc. (b)          5,880,000       30,340,800
-------------------------------------------------------------------------------
Total Telecommunication Services                                     65,566,900
===============================================================================
Total Common Stocks (Cost -- $4,242,502,765) -- 100.1%            4,497,032,185
===============================================================================

===============================================================================
                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================

BlackRock Liquidity Series, LLC
  Money Market Series, 2.85% (c)(d)(e)                $496,650      496,650,100
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $496,650,100) -- 11.0%         496,650,100
===============================================================================
Total Investments (Cost -- $4,739,152,865*) -- 111.1%             4,993,682,285

Liabilities in Excess of Other Assets -- (11.1%)                   (500,240,353)
                                                                 --------------
Net Assets -- 100.0%                                             $4,493,441,932
                                                                 ==============

See Notes to Financial Statements.


20        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 4,752,647,094
                                                                ===============
      Gross unrealized appreciation ........................    $   540,791,718
      Gross unrealized depreciation ........................       (299,756,527)
                                                                ---------------
      Net unrealized appreciation ..........................    $   241,035,191
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c)   Security was purchased with the cash proceeds from securities loans.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                         Net
                                                      Activity         Interest
      Affiliate                                         (000)           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                                  --        $    6,973
      BlackRock Liquidity Series, LLC
         Money Market Series                         $(385,790)       $1,585,920
      --------------------------------------------------------------------------
(e)   Represents the current yield as of report date.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        21

Statement of Assets and Liabilities              Master Large Cap Core Portfolio

April 30, 2008 (Unaudited)
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $4,242,502,765) (including securities loaned of $476,946,809) ......    $4,497,032,185
Investments at value -- affiliated (cost -- $496,650,100) ........................................................       496,650,100
Investments sold receivables .....................................................................................        95,320,232
Contributions receivable .........................................................................................         5,788,883
Dividends receivable .............................................................................................         1,554,484
Securities lending income receivable .............................................................................           186,700
Prepaid expenses .................................................................................................             8,550
Interest receivable -- affiliated ................................................................................               115
Other receivables ................................................................................................           290,456
                                                                                                                      --------------
Total assets .....................................................................................................     5,096,831,705
                                                                                                                      --------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Collateral at value -- securities loaned .........................................................................       496,650,100
Bank overdraft ...................................................................................................        11,087,813
Investments purchased payable ....................................................................................        80,619,075
Withdrawals payable ..............................................................................................        13,234,536
Investment advisory fees payable .................................................................................         1,709,571
Other affiliates payable .........................................................................................            49,693
Officers payable .................................................................................................               647
Other accrued expenses payable ...................................................................................            38,338
                                                                                                                      --------------
Total liabilities ................................................................................................       603,389,773
                                                                                                                      --------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net Assets .......................................................................................................    $4,493,441,932
                                                                                                                      ==============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Investors' capital ...............................................................................................    $4,238,912,512
Net unrealized appreciation/depreciation .........................................................................       254,529,420
                                                                                                                      --------------
Net Assets .......................................................................................................    $4,493,441,932
                                                                                                                      ==============

See Notes to Financial Statements.


22        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Statement of Operations                          Master Large Cap Core Portfolio

Six Months Ended April 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends ......................................................................................................    $    30,168,153
Securities lending .............................................................................................          1,585,920
Interest from affiliates .......................................................................................              6,973
                                                                                                                    ---------------
Total income ...................................................................................................         31,761,046
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ............................................................................................         11,134,291
Accounting services ............................................................................................            356,414
Custodian ......................................................................................................            208,514
Professional ...................................................................................................             46,228
Officer and Directors ..........................................................................................             34,414
Printing .......................................................................................................              2,875
Miscellaneous ..................................................................................................             38,269
                                                                                                                    ---------------
Total expenses .................................................................................................         11,821,005
                                                                                                                    ---------------
Net investment income ..........................................................................................         19,940,041
                                                                                                                    ---------------
===================================================================================================================================
Realized and Unrealized Loss
-----------------------------------------------------------------------------------------------------------------------------------
Realized loss from investments .................................................................................       (186,163,412)
Net change in unrealized appreciation/depreciation on investments ..............................................       (994,381,427)
                                                                                                                    ---------------
Total realized and unrealized loss .............................................................................     (1,180,544,839)
                                                                                                                    ---------------
Net Decrease in Net Assets Resulting from Operations ...........................................................    $(1,160,604,798)
                                                                                                                    ===============

See Notes to Financial Statements.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        23

Statements of Changes in Net Assets              Master Large Cap Core Portfolio

                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   April 30,          Year Ended
                                                                                                     2008             October 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)             2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $    19,940,041     $    27,760,104
Net realized gain (loss) ...................................................................       (186,163,412)        527,140,752
Net change in unrealized appreciation/depreciation .........................................       (994,381,427)        308,789,197
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................     (1,160,604,798)        863,690,053
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................        650,312,857       1,128,729,030
Fair value of withdrawals ..................................................................       (645,997,116)       (219,326,884)
                                                                                                -----------------------------------
Net increase in net assets derived from capital transactions ...............................          4,315,741         909,402,146
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................     (1,156,289,057)      1,773,092,199
Beginning of period ........................................................................      5,649,730,989       3,876,638,790
                                                                                                -----------------------------------
End of period ..............................................................................    $ 4,493,441,932     $ 5,649,730,989
                                                                                                ===================================

Financial Highlights                             Master Large Cap Core Portfolio

                                              Six Months
                                                Ended
                                               April 30,                             Year Ended October 31,
                                                 2008        ----------------------------------------------------------------------
                                             (Unaudited)        2007           2006           2005           2004           2003
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ..................        (15.66%) 1      13.94%         17.32%         18.35%          9.61%         25.11%
                                              =====================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...........................          0.49% 2        0.49%          0.49%          0.51%          0.52%          0.54%
                                              =====================================================================================
Net investment income ....................          0.82% 2        0.63%          0.58%          0.72%          0.57%          0.48%
                                              =====================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)               $4,493,442     $5,649,731     $3,876,639     $2,666,699     $1,831,300     $1,454,109
                                              =====================================================================================
Portfolio turnover .......................            52%            96%            88%            94%           136%           139%
                                              =====================================================================================

1     Aggregate total investment return.
2     Annualized.

See Notes to Financial Statements.


24        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Notes to Financial Statements (Unaudited)        Master Large Cap Core Portfolio

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is a series of Master Large Cap Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Portfolio:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, the Portfolio implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolio and has determined that the adoption of FIN 48 does not have a material impact on the Portfolio's financial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio's U.S. federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on the Portfolio's state and local tax returns may remain open for an additional year depending upon the jurisdiction.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        25

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Portfolio recorded a bank overdraft, which resulted from management estimates of available cash.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee at an annual rate of 0.50% of average daily net assets not exceeding $1 billion, 0.45% of average daily net assets in excess of $1 billion but not exceeding $5 billion and 0.40% of average daily net assets in excess of $5 billion.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor. For the six months ended April 30, 2008, the Portfolio reimbursed the Advisor $39,010 for certain accounting services, which are included in accounting services expenses in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of April 30, 2008, the Portfolio lent securities with a value of $237,892,898 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended April 30, 2008, BIM received $392,006 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.


26        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Notes to Financial Statements (concluded)        Master Large Cap Core Portfolio

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended April 30, 2008 were $2,560,109,067 and $2,824,750,819, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pays a commitment fee of 0.06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2008.

5. Acquisitions:

On September 24, 2007, an investor of the Portfolio acquired all of the net assets of BlackRock Investment Trust Portfolio of BlackRock Funds ("Investment Trust"), pursuant to a plan of reorganization. As a result of the reorganization, which included $286,539,853 of net unrealized appreciation, the Portfolio received an in-kind contribution of portfolio securities.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        27

Officers and Directors of Master Large Cap Series LLC

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


28        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll: Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        29

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Warranty Information

If you would like a copy, free of charge, of the most recent annual or quarterly report of Ambac Assurance Corporation, the Guarantor, please contact the Fund at
(800) 441-7762.


30        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        BLACKROCK CORE PRINCIPAL PROTECTED FUND         APRIL 30, 2008        31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Core Principal Protected Fund
Of BlackRock Principal Protected Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                       #CPP-4/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Core Principal Protected Fund of
    BlackRock Principal Protected Trust and
    Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Core Principal Protected Fund of
    BlackRock Principal Protected Trust and
    Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Core Principal Protected Fund of
    BlackRock Principal Protected Trust and
    Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: June 23, 2008